Condensed Consolidated Statement Of Operations - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
General and administrative costs	$ 18,958	$ 2,338,661	$ 298,162	$ 2,622,116	$ 322,254	$ 830,773
Loss from operations	(18,958)	(2,338,661)	(298,162)	(2,622,116)	(322,254)	(830,773)
Other income:
Interest income earned on Trust Account	0	3,181,033	2,260,889	6,178,625	2,260,889	9,622,647
Total other income, net	0	3,181,033	2,260,889	6,178,625	2,260,889	9,622,647
Net income (loss)	$ (18,958)	$ 842,372	$ 1,962,727	$ 3,556,509	$ 1,938,635	$ 8,791,874
Class A redeemable ordinary shares [Member]
Other income:
Basic weighted average shares outstanding	0	28,750,000	17,569,444	28,750,000	8,736,188	18,825,342
Basic net income per share	$ 0	$ 0.02	$ 0.08	$ 0.1	$ 0.13	$ 0.34
Diluted weighted average shares outstanding	0	28,750,000	17,569,444	28,750,000	8,736,188	18,825,342
Diluted net income per share	$ 0	$ 0.02	$ 0.08	$ 0.1	$ 0.13	$ 0.33
Class A and B non-redeemable ordinary shares [Member]
Other income:
Basic weighted average shares outstanding	6,250,000	7,912,500	7,265,972	7,912,500	6,755,180	7,338,596
Basic net income per share	$ 0	$ 0.02	$ 0.08	$ 0.1	$ 0.13	$ 0.34
Diluted weighted average shares outstanding	0	7,912,500	7,630,556	7,912,500	6,936,464	7,428,493
Diluted net income per share	$ 0	$ 0.02	$ 0.08	$ 0.1	$ 0.12	$ 0.33